Ordinary shares	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Ordinary shares

11. Ordinary shares

The authorized share capital of the Company is US$50,000 divided into 5,000,000,000 Ordinary Shares of US$0.00001 par value per share. On August 15, 2022 and November 15, 2022, the Company issued an aggregate of 39,031,650 Ordinary Shares at a price of US$0.00001 per share, with total consideration of US$0.4 thousand, pro-rata to the shareholders of the Company as of such date.

On May 29, 2023, the Company’s board of directors approved to effect a one-for-two stock split of its ordinary shares (the “Stock Split”). As a result of the Stock Split, each ordinary share of US$0.00001 was automatically split to two issued and outstanding ordinary shares with par value of US$0.000005 each without any action on the part of the shareholder. All historical share numbers and per share amounts have been retrospectively restated to reflect such Stock Split for all periods presented.

On March 7, 2024, the Company consummated its offering of 1,500,000 ordinary shares at a purchase price of US$4.00 per share, generating total gross proceeds of US$6,000.

During October 29, 2024 and November 7, 2024, the Company repurchased 96,243 of its ordinary shares from the market, which was recognized as treasury stock as of December 31, 2024 and mainly for the incentive plan.

As of December 31, 2023, 78,063,300 shares were issued and outstanding. As of December 31, 2024, 79,563,300 shares were issued and 79,467,057 shares were outstanding, respectively.

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022, 2023 and 2024

(All amounts in thousands, except for share and per share data, unless otherwise noted)